Equity and Distributions (Details 1)	12 Months Ended
Dec. 31, 2012
Schedule of Incentive Distribution
Minimum total quarterly distribution, per unit	0.4750
Second Target Quarterly Distribution Minimum, per unit	0.54625
Second Target Quarterly Distribution Maximum, per unit	0.59375
Total Quarterly Distributions Thereafter, per unit	0.59375
Maximum [Member]
Schedule of Incentive Distribution
First Target Total Quarterly Distribution, per unit	0.54625
Minimum [Member]
Schedule of Incentive Distribution
First Target Total Quarterly Distribution, per unit	0.4750
Unitholders [Member]
Schedule of Incentive Distribution
Minimum Marginal Percentage Interest In Quarterly Distributions	99.90%
Marginal Percentage Interest In First Target Distributions	99.90%
Marginal Percentage Interest In Second Target Distributions	85.00%
Marginal Percentage Interest In Distributions Thereafter	75.00%
General partner [Member]
Schedule of Incentive Distribution
Minimum Marginal Percentage Interest In Quarterly Distributions	0.10%
Marginal Percentage Interest In First Target Distributions	0.10%
Marginal Percentage Interest In Second Target Distributions	15.00%
Marginal Percentage Interest In Distributions Thereafter	25.00%